Summary of Premises and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Abstract]
Land		$ 22,539	$ 23,238
Buildings and building improvements		85,370	88,171
Furniture and equipment		32,117	42,721
Construction in progress		144	55
Premises and equipment, gross		140,170	154,185
Accumulated depreciation		(36,463)	(39,805)
Premises and equipment, net	$ 100,560	$ 103,707	$ 114,380